Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 21, 2022
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY MUTUAL FUNDS, INC.
Central Index Key	dei_EntityCentralIndexKey	0000100334
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2021
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A